INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Results of Operations (Details) (USD $)	12 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 31, 2013
Sales	$ 622,522	$ 53,435
Cost of sales	104,854
Gross profit	517,668	53,435
Loss before income taxes	(7,005,852)	(3,711,925)
OXFC Trading Limited
Sales			50,450
Cost of sales			(8,694)
Gross profit			41,757
Loss before income taxes			$ (1,904)